Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
OPERATING ACTIVITIES
Net Loss	$ (1,865,523)	$ (1,141,304)
Accretion related to convertible note	76,084	529,914
Finance costs and derivative expense	148,781	260,002
Gain on derivative liability	(108,440)	(206,052)
Shares issued for services	535,832	126,500
Related party – loss on repayment of debt	(741,144)
Write-down of accounts receivable		45,800
Adjustments to reconcile Net Loss to net cash used in operating activities:
Prepaid deposits and services	61,533	(38,570)
Accounts Payable	108,277	13,726
NET CASH USED IN OPERATING ACTIVITIES	(302,312)	(409,984)
FINANCING ACTIVITIES
Convertible debt	96,000	215,000
Loans received	74,620	69,350
Loans from related party	132,077	123,702
NET CASH PROVIDED BY FINANCING ACTIVITIES	302,697	408,052
NET INCREASE (DECREASE) IN CASH	385	(1,932)
CASH, BEGINNING OF YEAR	417	2,349
CASH, END OF YEAR	$ 802	$ 417